LONG-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details)		6 Months Ended
	May 29, 2024	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Founders
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, term	3 years
Debt instrument, interest rate, stated percentage	3.75%
Related Parties
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Interest expense, long-term debt		¥ 192,708	$ 27,557	¥ 191,667